INVESTMENTS SECURITIES AVAILABLE-FOR-SALE	3 Months Ended	12 Months Ended
	Mar. 31, 2019	Dec. 31, 2018
Investments, Debt and Equity Securities [Abstract]
INVESTMENTS SECURITIES AVAILABLE-FOR-SALE

Note 2 - Investments Securities Available-for-Sale

The following summarizes the amortized cost of investment securities classified as available-for-sale and their approximate fair values at March 31, 2019 and December 31, 2018:

	Amortized	Gross	Gross
	Cost	Unrealized	Unrealized	Fair
(In thousands)	Basis	Gains	Losses	Value

March 31, 2019
State and municipal securities	$11,453	$144	$62	$11,535
Asset-backed securities	6,116	-	68	6,048
Government mortgage-backed securities	32,353	95	369	32,079
Total available-for-sale securities	$49,922	$239	$499	$49,662

December 31, 2018
State and municipal securities	$20,118	$272	$135	$20,255
Asset-backed securities	6,512	-	141	6,371
Government mortgage-backed securities	25,135	138	496	24,777
Total available-for-sale securities	$51,765	$410	$772	$51,403

The scheduled maturities of debt securities were as follows at March 31, 2019. Actual maturities of mortgage-backed securities may differ from contractual maturities because the mortgages underlying the securities may be repaid without any penalties. Because mortgage-backed securities are not due at a single maturity date, they are not included in the maturity categories in the following maturity summary.

	Available-for-Sale
	Amortized	Fair
(In thousands)	Cost	Value

Due within one year	$95	$95
Due after one year through five years	604	606
Due after five years through ten years	2,028	2,067
Due after ten years	8,726	8,767
Government mortgage-backed securities	32,353	32,079
Asset-backed securities	6,116	6,048
	$49,922	$49,662

During the three months ended March 31, 2019, gross realized gains on sales and calls were $216,000, and gross losses realized were $103,000. There were no realized gains or losses on sales and calls during the three months ended March 31, 2018.

There were no securities of issuers whose aggregate carrying amount exceeded 10% of equity at March 31, 2019.

Securities with carrying amounts of $38.1 million and $31.1 million were pledged to secure available borrowings with the Federal Reserve Bank and Federal Home Loan Bank at March 31, 2019 and December 31, 2018, respectively.

The aggregate fair value and unrealized losses of securities that have been in a continuous unrealized-loss position for less than twelve months and for twelve months or more, and are temporarily impaired, are as follows at March 31, 2019 and December 31, 2018:

	Less than 12 Months		12 Months or Longer		Total
	Fair	Unrealized	Fair	Unrealized	Fair	Unrealized
(In thousands)	Value	Losses	Value	Losses	Value	Losses

March 31, 2019
Temporarily impaired securities:
State and municipal	$373	$5	$3,681	$57	$4,054	$62
Asset-backed securities	-	-	6,048	68	6,048	68
Government mortgage-backed securities	4,860	81	12,285	288	17,145	369
Total temporarily impaired securities	$5,233	$86	$22,014	$413	$27,247	$499

December 31, 2018
Temporarily impaired securities:
State and municipal	$6,137	$115	$597	$20	$6,734	$135
Asset-backed securities	3,833	98	2,538	43	6,371	141
Government mortgage-backed securities	2,864	32	14,152	464	17,016	496
Total temporarily impaired securities	$12,834	$245	$17,287	$527	$30,121	$772

Government mortgage-backed securities, state and municipal securities and asset-backed securities: Because the decline in fair value of the government mortgage-backed securities, asset-backed securities and state and municipal securities is primarily attributable to changes in market interest rates and not credit quality, and because the Company has the intent and ability to hold these investments until market price recovery or maturity, these investments are not considered other-than-temporarily impaired.

Note 3 - Investments Securities Available-for-Sale

The following summarizes the amortized cost of investment securities classified as available-for-sale and their approximate fair values at December 31, 2018 and 2017:

	Amortized	Gross	Gross
	Cost	Unrealized	Unrealized	Fair
(In thousands)	Basis	Gains	Losses	Value

December 31, 2018
State and municipal	$20,118	$272	$135	$20,255
Asset-backed securities	6,512	-	141	6,371
Government mortgage-backed securities	25,135	138	496	24,777
Total available-for-sale securities	$51,765	$410	$772	$51,403

December 31, 2017
State and municipal	$20,726	$745	$17	$21,454
Asset-backed securities	7,524	30	37	7,517
Government mortgage-backed securities	32,421	317	280	32,458
Total available-for-sale securities	$60,671	$1,092	$334	$61,429

The scheduled maturities of debt securities were as follows at December 31, 2018. Actual maturities of mortgage-backed securities may differ from contractual maturities because the mortgages underlying the securities may be repaid without any penalties. Because mortgage-backed securities are not due at a single maturity date, they are not included in the maturity categories in the following maturity summary.

	Available-for-Sale
	Amortized	Fair
(In thousands)	Cost	Value

Due within one year	$95	$95
Due after one year through five years	604	608
Due after five years through ten years	2,120	2,169
Due after ten years	17,299	17,383
Government mortgage-backed securities	25,135	24,777
Asset-backed securities	6,512	6,371
	$51,765	$51,403

There were no realized gains or losses on sales and calls during the year ended December 31, 2018. During the year ended December 31, 2017, gross realized gains on sales and calls were $6.4 million, and gross losses realized were $505,000.

There were no securities of issuers whose aggregate carrying amount exceeded 10% of equity at December 31, 2018.

Securities with carrying amounts of $31.1 million and $39.8 million were pledged to secure available borrowings with the Federal Reserve Bank and Federal Home Loan Bank at December 31, 2018 and 2017, respectively.

The aggregate fair value and unrealized losses of securities that have been in a continuous unrealized-loss position for less than twelve months and for twelve months or more, and are temporarily impaired, are as follows at December 31, 2018 and 2017:

	Less than 12 Months		12 Months or Longer		Total
	Fair	Unrealized	Fair	Unrealized	Fair	Unrealized
(In thousands)	Value	Losses	Value	Losses	Value	Losses

December 31, 2018
Temporarily impaired securities:
State and municipal	$6,137	$115	$597	$20	$6,734	$135
Asset-backed securities	3,833	98	2,538	43	6,371	141
Government mortgage-backed securities	2,864	32	14,152	464	17,016	496
Total temporarily impaired securities	$12,834	$245	$17,287	$527	$30,121	$772

December 31, 2017
Temporarily impaired securities:
State and municipal	$-	$-	$611	$17	$611	$17
Asset-backed securities	1,745	13	1,335	24	3,080	37
Government mortgage-backed securities	5,231	20	13,584	260	18,815	280
Total temporarily impaired securities	$6,976	$33	$15,530	$301	$22,506	$334

Government mortgage-backed securities, state and municipal securities and asset-backed securities: Because the decline in fair value of the government mortgage-backed securities, asset-backed securities and state and municipal securities is primarily attributable to changes in market interest rates and not credit quality, and because the Company has the intent and ability to hold these investments until market price recovery or maturity, these investments are not considered other-than-temporarily impaired.